Prepaid Expenses and Other Current Assets - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of the Allowance for Doubtful Accounts [Abstract]
Balance as of the beginning of the year
Balance as of the end of the year	(73,196)
Addition	(74,833)
Exchange difference	$ 1,637